Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Disclosure of Expenses

	Consolidated
	June 30, 2021	June 30, 2020	June 30, 2019
	$	$	$

Breakdown of expenses by nature
Research and development*	12,020,714	15,572,040	13,770,953
Employee benefits expenses	3,856,038	3,903,194	3,832,590
Amortisation of Intellectual property	1,866,067	1,930,376	1,863,652
Employee share-based payment expenses	1,702,159	1,724,282	1,581,987
Intellectual property management	759,041	2,386,424	699,741
Auditor’s remuneration	289,202	282,580	297,028
Depreciation	204,049	149,263	15,499
Other administrative expenses	2,821,615	2,863,141	2,775,063

Total Research & Development and Corporate & administrative expenses	23,518,885	28,811,300	24,836,513

*	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.